Loans (Finance And Held-For-Sale Receivables - By Risk Rating) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 19,423.5	$ 17,454.4
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	16,340.9	14,193.2
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,972.2	1,932.6
Classified - accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	869.7	998.5
Classified- nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	240.7	330.1
Transportation And International Finance [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,767.5	1,334.6
Transportation And International Finance [Member] | Transportation Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,627.4	1,110.6
Transportation And International Finance [Member] | Transportation Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	28.6	94.3
Transportation And International Finance [Member] | Transportation Finance [Member] | Classified - accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	97.2	98.2
Transportation And International Finance [Member] | Transportation Finance [Member] | Classified- nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	14.3	31.5
Transportation And International Finance [Member] | International Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,733.3	1,221.9
Transportation And International Finance [Member] | International Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,530.3	1,159.0
Transportation And International Finance [Member] | International Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	145.8	39.0
Transportation And International Finance [Member] | International Finance [Member] | Classified - accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	36.2	16.4
Transportation And International Finance [Member] | International Finance [Member] | Classified- nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	21.0	7.5
North American Commercial Finance [Member] | Corporate Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,870.0	6,535.2
North American Commercial Finance [Member] | Corporate Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,783.1	5,331.2
North American Commercial Finance [Member] | Corporate Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	769.5	702.7
North American Commercial Finance [Member] | Corporate Finance [Member] | Classified - accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	233.6	344.8
North American Commercial Finance [Member] | Corporate Finance [Member] | Classified- nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	83.8	156.5
North American Commercial Finance [Member] | Equipment Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,044.1	3,669.9
North American Commercial Finance [Member] | Equipment Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,355.2	2,969.7
North American Commercial Finance [Member] | Equipment Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	363.5	375.9
North American Commercial Finance [Member] | Equipment Finance [Member] | Classified - accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	266.0	269.0
North American Commercial Finance [Member] | Equipment Finance [Member] | Classified- nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	59.4	55.3
North American Commercial Finance [Member] | Real Estate Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,554.8	616.1
North American Commercial Finance [Member] | Real Estate Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,554.8	616.1
North American Commercial Finance [Member] | Commercial Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,262.4	2,305.3
North American Commercial Finance [Member] | Commercial Services [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,804.6	1,913.2
North American Commercial Finance [Member] | Commercial Services [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	314.7	266.9
North American Commercial Finance [Member] | Commercial Services [Member] | Classified - accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	138.9	119.2
North American Commercial Finance [Member] | Commercial Services [Member] | Classified- nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4.2	6.0
Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	18,232.1	15,683.0
Subtotal [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	15,655.4	13,099.8
Subtotal [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,622.1	1,478.8
Subtotal [Member] | Classified - accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	771.9	847.6
Subtotal [Member] | Classified- nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	182.7	256.8
Non-Strategic Portfolios [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,191.4	1,771.4
Non-Strategic Portfolios [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	685.5	1,093.4
Non-Strategic Portfolios [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	350.1	453.8
Non-Strategic Portfolios [Member] | Classified - accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	97.8	150.9
Non-Strategic Portfolios [Member] | Classified- nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 58.0	$ 73.3